Financial Instruments (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2001
Disclosure of detailed information about financial instruments [line items]
Equity	₪ 1,887	₪ 1,677	₪ 1,441	₪ 1,340	₪ 486
Profit (loss) for the year	₪ (107)	₪ (64)	₪ 113
Increase in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	2.00%	2.00%
Equity	₪ (15)	₪ (11)
Profit (loss) for the year	₪ (15)	₪ (11)
Increase in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	1.00%	1.00%
Equity	₪ (8)	₪ (6)
Profit (loss) for the year	₪ (8)	₪ (6)
Decrease in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(1.00%)	(1.00%)
Equity	₪ 8	₪ 2
Profit (loss) for the year	₪ 8	₪ 2
Decrease in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(2.00%)	(2.00%)
Equity	₪ 15	₪ 1
Profit (loss) for the year	₪ 15	₪ 1